Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Summary of Changes in the Balances Non-controlling Interests
The following table presents the changes in the balances of
non-controlling
interests for the year ended December 31, 2025 and 2024 (in thousands):

	BitAccess	BT HoldCo	Total
Beginning balance January 1, 2024	$2,707	$22,480	$25,187
Distributions	—	(37,160)	(37,160)
Share-based compensation expense	31	—	31
Foreign currency translation	—	173	173
Recapitalization	—	(585)	(585)
Net (loss) income	(64)	19,564	19,500

Ending balance December 31, 2024	$2,674	$4,472	$7,146
Distributions	—	(10,116)	(10,116)
Share-based compensation expense	31	—	31
Distribution related to Up-C Restructuring	—	(8,595)	(8,595)
Foreign currency translation	(48)	(149)	(197)
Recapitalization	—	—	—
Net (loss) income	(3,497)	14,388	10,891

Ending balance December 31, 2025	$(840)	$—	$(840)